Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (2,037,590)	$ (3,316,557)
Changes in current assets and liabilities:
Net cash used in operating activities	(9,576,471)	(1,310,406)
Net change in cash	668,183	(387,406)
Iris Parent Holding Corp
Cash Flows from Operating Activities:
Net loss			$ (405)	$ (378)
Changes in current assets and liabilities:
Accrued expenses			405	378
Net cash used in operating activities			0	0
Net change in cash			0	0
Cash - beginning of the period	$ 0	$ 0	0	0
Cash - end of the period			$ 0	$ 0